Accounts payable (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Trade creditors	3,443	3,299
Accounts payable to shareholders	1,716	1,378
Accounts payable to Board Members	1,387	—
Accounts payable to other related parties	673	—
Accounts payable to underwriters, promoters, and employees	901	1,150
Other accounts payable	1,953	1,136
Total accounts payable	10,073	6,963